497(e)
                                                                      333-104156

SUPPLEMENT DATED APRIL 8, 2005           ISSUED BY
TO PROSPECTUSES FOR                      MONY LIFE INSURANCE COMPANY
MONY VARIABLE ACCOUNT L                  MONY LIFE INSURANCE COMPANY OF AMERICA
MONY AMERICA VARIABLE ACCOUNT L
FLEXIBLE PREMIUM VARIABLE LIFE
INSURANCE POLICIES

--------------------------------------------------------------------------------

This supplement updates certain information contained in the current Prospectus and Statement of Additional Information (together, the "Prospectus"). You should read this supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. We will send you another copy of any Prospectus or supplement without charge upon request. Please contact our Operations Center at 1-800-487-6669.

Effective April 8, 2005, the optional insurance benefit riders listed below are not available for new policies. For new purchasers, all references in the Prospectus to these riders, if applicable, should be disregarded.

     o Term Life Term Rider

     o Spouse's Yearly Renewable Term Rider (also referred to as "Other Insured Term Rider")



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